INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 9- Income Taxes

The tax effects of temporary differences that give rise to deferred tax assets are as follows:

	For the Years Ended December 31,
	2014	2013

Current:
Accrued expenses	$38,900	$-
Non-current:
Stock compensation	90,794	-

Net operating loss carryforward	1,596,600	1,031,451

Research and development credit carryforward	20,890	10,826

Total deferred tax asset	1,747,184	1,042,277

Valuation allowance	(1,747,184)	(1,042,277)

Deferred tax asset, net of valuation allowance	$-	$-

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2014	2013
U.S. statutory federal rate	(34.0)%	(34.0)%
State income taxes, net of federal tax benefit	(5.6)%	(5.9)%
Permanent differences	1.5%	0.9%
Prior year true-ups	(0.1)%	-%
R&D tax credit	(0.6)%	-%
Change in valuation allowance	38.8%	39.0%
Income tax provision (benefit)	-%	-%

The income tax provision consists of the following:

	For the Years Ended December 31,
	2014	2013
Federal
Current	$-	$-
Deferred	(550,708)	(294,558)
State and local
Current	-	-
Deferred	(154,199)	(51,114)
Change in valuation allowance	704,907	345,672
Income tax provision (benefit)	$-	$-

The Company assesses the likelihood that deferred tax assets will be realized. To the extent that realization is not more likely than not, a valuation allowance is established.  Based upon the Company’s losses since inception, management believes that it is more-likely-than-not that future benefits of deferred tax assets will not be realized.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions, principally California and New Jersey. The Company is subject to examination by the various taxing authorities.  The Company’s federal and state income tax returns for tax years beginning in 2011 remain subject to examination.

At December 31, 2014 and 2013, the Company had $4,175,611 and $2,582,501, respectively, of federal and state net operating loss carryovers that may be available to offset future taxable income.   The net operating loss carry forwards, if not utilized, will expire from 2031 to 2034 for federal and state purposes. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company's net operating loss carryforward could be limited in the event of a change in ownership.